Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-39557
Entity Registrant Name	CORE AI HOLDINGS, INC.
Entity Central Index Key	0001649009
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	25 SE 2nd Ave. Ste 550
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Country	US
Entity Address, Postal Zip Code	33131
Title of 12(b) Security	Common Shares, no par value per common share
Trading Symbol	CHAI
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	19,922,402
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6797
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Core AI Holdings, Inc. and its subsidiaries (the “Company”) as of December 31, 2025 and 2024, and the related consolidated statements of operations and comprehensive loss, changes in stockholders’ equity, and cash flows for each of the years then ended, including the related notes (collectively referred to as the “financial statements”). We did not audit the combined financial statements of the Siyata PTT Business of Core AI Holdings Inc. and subsidiaries, which statements were prepared in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board and were audited by Barzily & Co., CPA, an independent registered public accounting firm. Those combined financial statements reflect total revenues constituting approximately $2,957,573 for the three months between October 3, 2025 to December 29, 2025 or 5%, of the related consolidated total revenues of Core AI Holdings, Inc of 55,239,839. Our opinion, insofar as it relates to the amounts and disclosures in the accompanying consolidated financial statements that are derived from the Siyata PTT Business of Core AI Holdings Inc. and subsidiaries, is based solely on the report of Barzily & Co., CPA.
Auditor Name	Bush & Associates CPA LLC
Auditor Location	Las Vegas, Nevada
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	25 SE 2nd Ave. Ste 550
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	(954)
Local Phone Number	917-8499
Contact Personnel Name	Aitan Zacharin